Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and accrued income	Prepaid expenses and accrued income

in CHF thousands	2021	2020
Prepayments	5,652	1,252
Accrued income	76	2
Balance at December 31	5,728	1,254
The increase in prepayments relates mainly to payments for director and officer insurance following our June 2021 US equity listing.